Basis of presentation and significant accounting policies - Concentration of credit risk (Details)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accounts receivable | Top 1
Concentration of credit risk
Concentration of risk (as a percent)	17.00%	18.00%	30.00%
Accounts receivable | Top 2
Concentration of credit risk
Concentration of risk (as a percent)	30.00%	36.00%	52.00%
Accounts receivable | Top 3
Concentration of credit risk
Concentration of risk (as a percent)	35.00%	42.00%	59.00%
Accounts receivable | Top 4
Concentration of credit risk
Concentration of risk (as a percent)	40.00%	48.00%	63.00%
Accounts receivable | Top 5
Concentration of credit risk
Concentration of risk (as a percent)	44.00%	51.00%	66.00%
Revenue | Top 1
Concentration of credit risk
Concentration of risk (as a percent)	18.00%	23.00%	30.00%
Revenue | Top 2
Concentration of credit risk
Concentration of risk (as a percent)	35.00%	43.00%	52.00%
Revenue | Top 3
Concentration of credit risk
Concentration of risk (as a percent)	39.00%	49.00%	59.00%
Revenue | Top 4
Concentration of credit risk
Concentration of risk (as a percent)	43.00%	52.00%	62.00%
Revenue | Top 5
Concentration of credit risk
Concentration of risk (as a percent)	47.00%	54.00%	65.00%